Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Bank balances	$ 7,271,584	$ 5,286,991